Prospectus Supplement*
July 1, 1998

AEL Personal Portfolio Plus
AEL Personal Portfolio
37301H (4/98)

"The variable account" and "The funds" sections of the prospectus are revised as follows: If you purchase your annuity on or after July 1, 1998, the following funds and the subaccounts that invest in them are not available:

Fund                                                          Subaccount
GT Global Variable Latin America Fund                         ELA
GT Global Variable New Pacific Fund                           EPA


37301-11 A (6/98)
*Valid until further notice